Financial Income, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 18.5	$ 21.0	$ 9.4
Realized gain on sale of marketable securities, net	0.0	(1.4)	(4.5)
Financial income, net	44.0	42.1	66.6
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	67.6	66.1	78.2
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	18.5	21.0	9.4
Realized gain on sale of marketable securities, net	0.0	(1.4)	(4.5)
Foreign currency re-measurement (gain) loss	3.3	(0.2)	4.5
Others	1.8	4.6	2.2
Total financial expense	$ 23.6	$ 24.0	$ 11.6